Financial risk management - Summary of offsetting financial liabilities (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Offsetting financial liabilities [Line Items]
Financial liabilities	₩ 558,896,535	₩ 531,073,641
Financial assets pledged as collateral for liabilities	432,228	717,841
Equity and Derivative Linked Securities
Offsetting financial liabilities [Line Items]
Financial liabilities	8,320,041	8,023,870
Other Party
Offsetting financial liabilities [Line Items]
Financial liabilities	₩ 1,934,547	₩ 445,128